Impax Funds Series Trust I

Supplement Dated June 30, 2025

to the Prospectus and Statement of Additional information,

each dated May 1, 2025

Effective June 30, 2025, the Prospectus and Statement of Additional Information are amended, as follows:

Prospectus

Under Portfolio Managers, the table of Portfolio Managers is deleted and replaced in its entirety with the following:

Portfolio Manager	Since	Title
Curtis Kim	2022	Portfolio Manager
Nathan Moser	2008	Portfolio Manager

Under Portfolio Managers, the table of Portfolio Managers is deleted and replaced in its entirety with the following:

Portfolio Manager	Since	Title
Harry Boyle	2023	Portfolio Manager
Justin Winter	2023	Portfolio Manager

The description of Diederik Basch, CFA under Portfolio Managers is deleted in its entirety.

The first sentence of the description for Christine Cappabianca is replaced with the following:

Christine Cappabianca is a Portfolio Manager of the Global Women’s Fund, the US Sustainable Economy Fund and the International Sustainable Economy Fund.

Statement of Additional Information

Pages 92

The first table under Portfolio Managers will be replaced in its entirety with the following:

Portfolio Manager	Number of Other Pooled Vehicles Managed	Other Pooled Vehicles AUM $ (million)	Number of Other Accounts Managed	Other Accounts AUM $ (million)	Number of Other Registered Investment Companies Managed	Assets of Other Registered Investment Companies AUM $ (million)
Harry Boyle	0	$ 0	0	$ 0	0	$ 0
Christine Cappabianca	0	$ 0	0	$ 0	0	$ 0
Joseph Cordi[1]	0	$ 0	0	$ 0	0	$ 0
Amber Fairbanks	0	$ 0	0	$ 0	0	$ 0
Curtis Kim	2	$ 16.50	0	$ 0	0	$ 0
Scott LaBreche	0	$ 0	0	$ 0	0	$ 0
Kirsteen Morrison	0	$ 0	0	$ 0	0	$ 0
Nathan Moser	2	$ 16.50	0	$ 0	0	$ 0
Ross Pamphilon[2]	0	$ 0	0	$ 0	0	$ 0
Peter Schwab	0	$ 0	1	$ 90.48	0	$ 0
Anthony Trzcinka	0	$ 0	1	$ 90.48	0	$ 0
Justin Winter	0	$ 0	0	$ 0	0	$ 0

[1]	Information for Mr. Cordi is provided as of March 3, 2025
[2]	Information for Mr. Pamphilon is provided as of the date of this SAI

The section entitled Portfolio Managers – Ownership of Securities is replaced in its entirety with the following:

Unless otherwise stated, as of December 31, 2024 (i) the dollar value of shares of the Large Cap Fund owned beneficially by Joseph Cordi was $10,001- $50,0001; and by Amber Fairbanks was $0; (ii) the dollar value of shares of the Small Cap Fund owned beneficially by Curtis Kim was $10,001-$50,000; and by Nathan Moser was $100,001- $500,000; (iii) the dollar value of shares of the US Sustainable Economy Fund owned beneficially by Christine Cappabianca was $10,001-$50,000; and by Scott LaBreche was $10,001-$50,000; (iv) the dollar value of shares of the Global Sustainable Infrastructure Fund owned beneficially by Harry Boyle was $0; and by Justin Winter was $0; (v) the dollar value of shares of the International Sustainable Economy owned beneficially by Christine Cappabianca was $10,001-$50,000; and by Scott LaBreche was $50,001-$100,000; (vi) the dollar value of shares of the Global Women’s Fund owned beneficially by Christine Cappabianca was $10,001-$50,000; and by Scott LaBreche was $50,001-$100,000; (vii) the dollar value of shares of the Global Environmental Markets Fund owned beneficially by Hubert Aarts was $0; by Siddharth Jha was $10,001-$50,000; and by David Winborne was $0; (viii) the dollar value of shares of the Global Opportunities Fund owned beneficially by Kirsteen Morrison was $0; and by David Winborne was $0; (ix) the dollar value of shares of the Core Bond Fund owned beneficially by Anthony Trzcinka was $10,001-$50,000; and by Ross Pamphilon was $02; (x) the dollar value of shares of the High Yield Bond Fund owned beneficially by Peter Schwab was $500,001- $1,000,000; (xi) the dollar value of shares of the Sustainable Allocation Fund owned beneficially by Nathan Moser was $100,001-$500,000; by Peter Schwab was $100,001-$500,000; by Anthony Trzcinka was $100,001-$500,000; and by Kirsteen Morrison was $0; (xii) the dollar value of shares of the Global Social Leaders Fund owned beneficially by Amber Fairbanks was $0; and by Charles French was $0.

[1]	Information for Mr. Cordi is provided as of March 14, 2025.
[2]	Information for Mr. Pamphilon is provided as of the date of this SAI.

The description of Diederik Basch, CFA under Portfolio Managers is deleted in its entirety.

The first sentence of the description for Christine Cappabianca is replaced with the following:

Christine Cappabianca is a Portfolio Manager of the Global Women’s Fund, the US Sustainable Economy Fund and the International Sustainable Economy Fund.

Statement of Additional Information

Pages 92

The first table under Portfolio Managers will be replaced in its entirety with the following:

Portfolio Manager	Number of Other Pooled Vehicles Managed	Other Pooled Vehicles AUM $ (million)	Number of Other Accounts Managed	Other Accounts AUM $ (million)	Number of Other Registered Investment Companies Managed	Assets of Other Registered Investment Companies AUM $ (million)
Harry Boyle	0	$ 0	0	$ 0	0	$ 0
Christine Cappabianca	0	$ 0	0	$ 0	0	$ 0
Joseph Cordi[1]	0	$ 0	0	$ 0	0	$ 0
Amber Fairbanks	0	$ 0	0	$ 0	0	$ 0
Curtis Kim	2	$ 16.50	0	$ 0	0	$ 0
Scott LaBreche	0	$ 0	0	$ 0	0	$ 0
Kirsteen Morrison	0	$ 0	0	$ 0	0	$ 0
Nathan Moser	2	$ 16.50	0	$ 0	0	$ 0
Ross Pamphilon[2]	0	$ 0	0	$ 0	0	$ 0
Peter Schwab	0	$ 0	1	$ 90.48	0	$ 0
Anthony Trzcinka	0	$ 0	1	$ 90.48	0	$ 0
Justin Winter	0	$ 0	0	$ 0	0	$ 0

[1]	Information for Mr. Cordi is provided as of March 3, 2025
[2]	Information for Mr. Pamphilon is provided as of the date of this SAI

The section entitled Portfolio Managers – Ownership of Securities is replaced in its entirety with the following:

Unless otherwise stated, as of December 31, 2024 (i) the dollar value of shares of the Large Cap Fund owned beneficially by Joseph Cordi was $10,001- $50,0001; and by Amber Fairbanks was $0; (ii) the dollar value of shares of the Small Cap Fund owned beneficially by Curtis Kim was $10,001-$50,000; and by Nathan Moser was $100,001- $500,000; (iii) the dollar value of shares of the US Sustainable Economy Fund owned beneficially by Christine Cappabianca was $10,001-$50,000; and by Scott LaBreche was $10,001-$50,000; (iv) the dollar value of shares of the Global Sustainable Infrastructure Fund owned beneficially by Harry Boyle was $0; and by Justin Winter was $0; (v) the dollar value of shares of the International Sustainable Economy owned beneficially by Christine Cappabianca was $10,001-$50,000; and by Scott LaBreche was $50,001-$100,000; (vi) the dollar value of shares of the Global Women’s Fund owned beneficially by Christine Cappabianca was $10,001-$50,000; and by Scott LaBreche was $50,001-$100,000; (vii) the dollar value of shares of the Global Environmental Markets Fund owned beneficially by Hubert Aarts was $0; by Siddharth Jha was $10,001-$50,000; and by David Winborne was $0; (viii) the dollar value of shares of the Global Opportunities Fund owned beneficially by Kirsteen Morrison was $0; and by David Winborne was $0; (ix) the dollar value of shares of the Core Bond Fund owned beneficially by Anthony Trzcinka was $10,001-$50,000; and by Ross Pamphilon was $02; (x) the dollar value of shares of the High Yield Bond Fund owned beneficially by Peter Schwab was $500,001- $1,000,000; (xi) the dollar value of shares of the Sustainable Allocation Fund owned beneficially by Nathan Moser was $100,001-$500,000; by Peter Schwab was $100,001-$500,000; by Anthony Trzcinka was $100,001-$500,000; and by Kirsteen Morrison was $0; (xii) the dollar value of shares of the Global Social Leaders Fund owned beneficially by Amber Fairbanks was $0; and by Charles French was $0.

[1]	Information for Mr. Cordi is provided as of March 14, 2025.
[2]	Information for Mr. Pamphilon is provided as of the date of this SAI.